BORROWINGS - Short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
BORROWINGS
Short-term borrowings	¥ 2,919,024	¥ 10,895,733
Long-term borrowings-current portion	4,014,875	2,688,041
Total short-term borrowings	¥ 6,933,899	¥ 13,583,774